UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02788

Name of Fund: The GNMA Investment Accumulation Program, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      The GNMA Investment Accumulation Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

The GNMA Fund Investment Accumulation Program, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                  Issue                       Face           Interest            Maturity
                                                             Amount            Rate               Date(s)                   Value
------------------------------------------------------------------------------------------------------------------------------------
Government Agency       Ginne Mae MBS Certificates        $45,589,622          5.00 %      11/15/2032 - 10/15/2035      $ 44,166,715
Mortgage-Backed                                            37,690,806          5.50        3/15/2032 - 10/15/2036         37,203,436
Securities* -  94.3%                                       12,388,424          6.00        11/15/2023 - 7/15/2036         12,492,748
                                                            4,647,409          6.50         5/15/2023 - 4/15/2032          4,766,603
                                                            3,756,638          7.00        3/15/2022 - 12/15/2030          3,939,485
                                                            1,542,288          7.50         2/15/2022 - 9/15/2030          1,619,054
                                                              609,226          8.00         3/15/2017 - 5/15/2030            647,139
                                                              342,542          8.50         6/15/2016 - 2/15/2025            368,987
                                                              212,674          9.00        4/15/2016 - 10/15/2021            228,478
                                                              369,047          9.50        10/15/2009 - 11/15/2020           400,627
                                                              261,937         10.00         2/15/2016 - 6/15/2018            294,928
                                                               67,495         11.50        4/15/2013 - 12/15/2015             75,929
                                                               21,965         12.00         2/15/2013 - 6/15/2015             25,035
                                                                  615         13.50               5/15/2011                      695
                                                               11,883         14.50               4/15/2013                   13,823
                                                               35,901         15.00               6/15/2013                   42,045
                                                               20,377         16.00         3/15/2012 - 4/15/2012             23,893
                                                               44,482         17.00        11/15/2011 - 12/15/2011            52,094
------------------------------------------------------------------------------------------------------------------------------------
Total Government Agency Mortgage-Backed Securities  (Cost - $107,824,105) - 94.3%                                        106,361,714
------------------------------------------------------------------------------------------------------------------------------------

                                                      Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government         U.S. Treasury Bills                 5,900,000          2.93              10/4/2007                 5,898,411
Securities** - 5.2%
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost - $5,898,411) - 5.2%                                                                     5,898,411
------------------------------------------------------------------------------------------------------------------------------------
Total Investments  (Cost - $113,722,516***) - 99.5%                                                                      112,260,125

Other Assets Less Liabilities - 0.5%                                                                                         542,537
                                                                                                                        ------------
Net Assets - 100.0%                                                                                                     $112,802,662
                                                                                                                        ============

* Mortgage-Backed & Asset-Backed Securities are subject to accelerated principal paydowns. As a result of the prepayments or refinancing of the underlying instruments, the average life may be substantially less than the original maturity.
* Certain U.S. Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.
*** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 113,722,516
                                                                  =============
      Gross unrealized appreciation                               $     660,689
      Gross unrealized depreciation                                  (2,123,080)
                                                                  -------------
      Net unrealized depreciation                                 $  (1,462,391)
                                                                  =============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The GNMA Investment Accumulation Program, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    The GNMA Investment Accumulation Program, Inc.

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    The GNMA Investment Accumulation Program, Inc.

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    The GNMA Investment Accumulation Program, Inc.

Date: November 20, 2007